                        SUPPLEMENT DATED MAY 1, 2020 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 24, 2020, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19779NY SUPP 5/1/20

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 24, 2020

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
                              Shares                                                          4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                              Series II Shares                                                1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Invesco Oppenheimer V.I. Global Fund -- Series II Shares        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
Shares                                                         22%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                3%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Global Fund -- Series II Shares        3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 24, 2020

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                              Series II Shares                                                1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco Oppenheimer V.I. Global Fund -- Series II Shares        3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Global Fund -- Series II Shares       17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       V.I. Fund -- Class III Shares            Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco Oppenheimer V.I. Capital          Portfolio -- Service Class 2
 Appreciation Fund -- Series II Shares   Fidelity VIP Mid Cap Portfolio --
Invesco Oppenheimer V.I. Conservative     Service Class 2
 Balanced Fund -- Series II Shares       Fidelity VIP Value Strategies Portfolio
Invesco Oppenheimer V.I. Global Fund --   -- Service Class 2
 Series II Shares                        Invesco Oppenheimer V.I. Main Street
Invesco Oppenheimer V.I. Main Street      Small Cap Fund(R) -- Series II Shares
 Fund(R) -- Series II Shares             Janus Henderson Forty Portfolio --
Invesco V.I. American Franchise Fund --   Service Shares
 Series I shares                         MFS(R) Utilities Series -- Service
Invesco V.I. Comstock Fund -- Series II   Class Shares
 shares                                  PIMCO VIT All Asset Portfolio --
Invesco V.I. Core Equity Fund -- Series   Advisor Class Shares
 I shares                                PIMCO VIT High Yield Portfolio --
Invesco V.I. Equity and Income Fund --    Administrative Class Shares
 Series II shares                        Prudential Jennison Portfolio --
Invesco V.I. International Growth Fund    Class II Shares
 -- Series II shares                     Prudential Jennison 20/20 Focus
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential Natural Resources Portfolio
MFS(R) Total Return Series -- Service     -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2